Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company has evaluated subsequent events occurring through April 9, 2024, the date the financial statements were available for issuance, for events requiring recording or disclosure in the Company’s financial statements.

During 2024, through to the date of this report, the Company issued 256,944 and 20,834 shares of Common Stock to EF Hutton LLC and Kingwood Capital Partners, LLC, respectively, as consideration for $3.0 million owed by the Company for underwriting commission due at the closing of the Business Combination.

During 2024, through to the date of this report, the Company bought back 187,745 shares of Common Stock from a convertible note holder.

During 2024, through to the date of this report, the Company received $1,000,000 from a majority shareholder for the purchase of shares, and an additional $300,000 treated as a shareholder loan.

During 2024, through to the date of this report, the Company entered into a definitive securities purchase agreement with an institutional investor providing up to $4.54 million in funding through a private placement for the issuance of senior convertible notes.

As previously announced on Form 8-K, on March 28, 2024, OneMedNet Corporation (the “Company”) entered into a definitive securities purchase agreement (the “Securities Purchase Agreement”) with Helena Global Investment Opportunities 1 Ltd., an affiliate of Helena Partners Inc., a Cayman-Islands based advisor and investor providing for up to USD$4.54 million in funding through a private placement for the issuance of senior secured convertible notes (the “Notes”).

As previously announced on Form 8-K, on March 27, 2024, Paul J. Casey, Chief, Chief Executive Officer of the Company, notified the Company of his intention to retire as Chief Executive Officer of the Company effective March 29, 2024. Mr. Casey will continue to serve as a member of the Board of Directors (the “Board”) of the Company. In connection with Mr. Casey’s service on the Advisory Board of the Company, the Board approved a Stock Option Grant (the “Option Grant”) providing for the grant of 147,000 five-year options exercisable at $1.00 per share adviser to Mr. Casey. Also on March 27, 2024, Scott Holbrook, a member of the Board of the Company and a member of the Company’s Audit Committee, notified the Company of his intention to retire from the Company’s Board effective March 29, 2024.

Effective March 29, 2024, the Board (i) appointed Mr. Aaron Green, to serve as Chief Executive Officer of the Company to fill the vacancy created by the retirement of Paul Casey; (ii) appointed Mr. Aaron Green, to serve as a member of the Board to fill the vacancy created by the retirement of Scott Holbrook; and (iii) appointed Board member, Dr. Thomas Kosasa, to serve on the Company’s Audit Committee, also to fill the vacancy created by the retirement of Scott Holbrook.